Loans (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 882	$ 1,113
Carrying amount, net of allowance of $0	851	977
Commercial and other [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	29	36
Commercial: Real Estate [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	714	923
Commercial Mortgage [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 139	$ 154